Annual Total Returns[BarChart] - Transamerica Large Value Opportunities - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.02%	17.08%	37.73%	9.54%	(0.69%)	9.14%	15.28%	(8.77%)	23.15%	(1.14%)